Investments in associates and joint ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Equity accounted, associates	£ 695	£ 722
Held at fair value through profit or loss, Associates	0	0
Associates	695	722
Equity accounted, join ventures	227	277
Held at fair value through profit or loss, Joint ventures	435	444
Joint ventures	662	721
Equity accounted	922	999
Held at fair value through profit or loss	435	444
Total	1,357	1,443
Joint ventures
Disclosure of associates [line items]
Profit/(loss) from continuing operations	26	35
Other comprehensive income/(loss)	1	5
Total comprehensive income/(loss) from continuing operations	27	40
Associates
Disclosure of associates [line items]
Profit/(loss) from continuing operations	(21)	219
Other comprehensive income/(loss)	0	1
Total comprehensive income/(loss) from continuing operations	£ (21)	£ 220